Valdy Transaction	12 Months Ended
Dec. 31, 2021
Valdy Transaction [Abstract]
VALDY TRANSACTION

NOTE 18: - VALDY TRANSACTION

On March 31, 2021 the Company, the Company’s securityholders, PI Financial Corp. and Eight Capital (the “Co-Lead Agents”) and Valdy Investments Ltd. (TSXV: VLDY.P) (“Valdy”), a Capital Pool Company incorporated under the laws of British Columbia, Canada, and whose common shares were listed for trading on the TSX Venture Exchange (the “Exchange”) entered into a definitive securities exchange agreement, as amended on July 23,2021 and amended and restated on November 3, 2021 (the “Securities Exchange Agreement”). Since incorporation Valdy has not operated a business nor had any material assets other than cash. On November 16, 2021, the shares of Valdy were delisted from the exchange. Valdy has submitted their request to be listed on the NEO Exchange in Canada.

Pursuant to the terms of the Security Exchange Agreement, on January 10, 2022, Valdy acquired all the issued and outstanding securities of the Company from the Company Securityholders by way of a securities exchange, as follows:

(a)	Valdy acquired an aggregate of 15,955,875 the Company (excluding the INX Shares issued pursuant to the Concurrent Financing (the “INX Financing Shares”)) from the holders thereof, and issued to such holders consideration of an aggregate of 167,331,410 post-Consolidation Valdy Shares, being the product of the number of INX Shares acquired by the ratio of 10.4871348 Valdy Shares for each INX Share (the “Exchange Ratio”);

(b)	Valdy acquired an aggregate of 31,680,000 INX Financing Shares from the holders thereof and issued to such holders consideration of an aggregate of 31,680,000 post-Consolidation Valdy Shares;

(c)	the holders of INX Options surrendered for cancellation each INX Option held by them, and for each INX Option so surrendered, Valdy issued to such holder options to acquire post-Consolidation Valdy Shares (the “Valdy Consideration Options”) having terms equivalent to the surrendered INX Option with respect to exercise price, vesting conditions, and expiry date, but adjusted such that: (i) the number of post- Consolidation Valdy Shares issuable pursuant to the Valdy Consideration Option shall be the product of the number of INX Shares issuable pursuant to the INX Option and the Exchange Ratio; and (ii) the exercise price for each post-Consolidation Valdy Share issuable upon conversion of the Valdy Consideration Option shall be equal to the exercise price of the INX Option divided by the Exchange Ratio;

(d)	the holders of common share purchase warrants which entitle the holder thereof to acquire one INX Share (the “INX Legacy Warrants”) surrendered for cancellation each INX Legacy Warrant held by them, and for each INX Legacy Warrant so surrendered, Valdy issued to such holder warrants to purchase post-Consolidation Valdy Shares (the “Valdy Consideration Warrants”) having terms equivalent to the surrendered INX Legacy Warrant with respect to exercise price, the number of post-Consolidation Valdy Shares issuable pursuant thereto, and expiry date, but adjusted such that: (i) the number of post-Consolidation Valdy Shares issuable pursuant to the Valdy Consideration Warrant shall be the product of the number of INX Shares issuable pursuant to the INX Legacy Warrant and the Exchange Ratio; and (ii) the exercise price for each post-Consolidation Valdy Share issuable upon conversion of the Valdy Consideration Warrant shall be equal to the exercise price of the INX Legacy Warrant divided by the Exchange Ratio; and

(e)	each warrant to purchase INX Shares issued pursuant to the Concurrent Financing (“INX Financing Warrant”), in accordance with its terms, became exercisable to purchase an equivalent number of post-Consolidation Valdy Shares at the same exercise price as the INX Shares to which such warrant was previously exercisable for, and such INX Financing Warrant otherwise continued to be governed in accordance with its terms.

On January 10, 2022, Valdy completed the Consolidation, following which, an aggregate of 5,124,740 Valdy Post-Consolidation Shares were issued and outstanding.

On January 10, 2022, the Transaction was completed, pursuant to which Valdy acquired all of the issued and outstanding securities of INX from the INX Securityholders by way of a securities exchange, in accordance with the terms and conditions of the Securities Exchange Agreement dated November 3, 2021, whereby its name was changed from “Valdy Investments Ltd.” to “The INX Digital Company, Inc.”.

On January 10, 2022, the INX Escrow Release Conditions were satisfied, and the Subscription Receipt Agent released the INX Escrowed Funds (less the balance of the INX Agents’ Commission and the reasonable costs and expenses of the Agents by INX) in amount of approximately $29,400 to the company, and each INX Subscription Receipt automatically converted into one INX Unit.

On January 22, 2022 “INXD” shares started to trade on the NEO Exchange.